CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (16,117)	$ (71,578)	$ 1,280
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	1,224	2,080	2,092
Amortization	2,204	2,314	2,779
Stock-based compensation	179	1,165	3,014
Impairment loss on property, plant and equipment			278
Impairment loss on goodwill	12,489	5,097	2,255
Impairment loss on intangible assets	15	2,583	1,330
Impairment loss on prepaid licensing and royalty fees	702	247	870
Provision for bad debt expenses	169	1,820	1,639
Loss on disposal of property, plant and equipment	208	49	125
Gain on sales of marketable securities	(5,665)	(6,299)
Loss (gain) on equity method investments	(234)	47,869	20,770
Impairment loss on marketable securities and investments	1,193	13,327	4,677
Impairment loss on deconsolidation of T2CN			22,234
Gain on cancellation of warrant liabilities		(665)
Gain on fair value changes of warrant derivative			(2,595)
Other	377	200	(125)
Net changes in operating assets and liabilities, net of business acquisitions and divestitures:
Accounts receivable	1,537	(153)	3,263
Prepaid expenses	755	871	(2,992)
Other current assets	(174)	865	2,215
Accounts payable	(515)	(336)	1,867
Accrued expenses	(59)	(452)	3,519
Accrued compensation	(831)	(2,139)	1,667
Player account balances			229
Other current liabilities	(467)	(1,334)	4,568
Accrued pension liabilities	110	128	(39)
Prepaid licensing and royalty fees	(2,397)	(3,007)	(3,855)
Other	454	(361)	(847)
Net cash used in operating activities	(7,323)	(12,448)	(8,922)
CASH FLOWS FROM INVESTING ACTIVITIES:
Decrease (increase) in restricted cash	3,694	2,000	(4,068)
Cash dividends received from equity method investees		1,907	945
Proceeds from disposal of marketable securities	8,610	9,899
Divestiture of business, net of cash transferred	(1,308)	4,739
Purchase of property, plant and equipment	(429)	(768)	(3,784)
Proceeds from disposal of property, plant and equipment	76	117	119
Proceeds from disposal of businesses, net of transaction costs	1,735		85,669
Purchase of marketable securities			(1,500)
Purchase of investments			(5,261)
Purchase of intangible assets	(1,679)	(1,274)	(2,317)
Acquisitions, net of cash acquired		11	(5,831)
Advances to equity investees		(5,243)	(13,804)
Decrease (increase) in refundable deposits	428	185	(146)
Other	(10)	(22)
Net cash provided by investing activities	11,117	11,551	50,022
CASH FLOWS FROM FINANCING ACTIVITIES:
Net repayment of short-term borrowings	(4,348)	(400)	(12,543)
Repurchase and retirement of common shares		(5,825)
Cash received from the exercise of stock options	0	0	174
Other			5
Net cash used in financing activities	(4,348)	(6,225)	(12,364)
Exchange difference	(712)	130	(410)
Deconsolidation of T2CN			(12,903)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,266)	(6,992)	15,423
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	63,997	70,989	55,566
CASH AND CASH EQUIVALENTS AT END OF YEAR	62,731	63,997	70,989
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid during the year	248	436	313
Income tax paid during the year	121	783	3,799
NON-CASH FINANCING AND INVESTING ACTIVITIES:
Change in unrealized holding gain (loss) on available-for-sale securities	(24,004)	16,167	21,789
Issuance of common shares for acquisition			2,192
Transfer of marketable securities from current to non-current		42,347
Gaming software and service business
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Gain on deconsolidation	(2,480)		(79,140)
T2CN
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Gain on deconsolidation		$ (4,739)